Directors' and key management remuneration - Key management (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Directors' and key management remuneration
Short-term benefits	£ 23,380	£ 20,862
Post-employment benefits	683	643
Share-based payments	10,801	5,624
Total remuneration	£ 34,864	£ 27,129